Geographic Information	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
Segment Reporting [Abstract]
Geographic Information
Note 13.	Geographic Information

We operate in one operating and one reportable segment as we only report financial information on an aggregate and consolidated basis to the Chief Executive Officer, who is our chief operating decision maker.

Revenue by geography is generally based on the address of the customer as specified in our master subscription agreement. Revenue by geographic area were as follows:

	Three Months Ended July 31,		Six Months Ended July 31,
(in thousands)	2017	2018	2017	2018
United States	$104,242	$138,543	$200,587	$268,357
International	21,301	28,501	38,454	54,495

Total revenue	$125,543	$167,044	$239,041	$322,852

No single country other than the United States had revenue greater than 10% of total revenue for the three and six months ended July 31, 2018 and 2017.

Our property and equipment by geographic area were as follows:

(in thousands)	January 31, 2018	July 31, 2018
United States	$51,023	$49,499
International	11,996	10,916

Total property and equipment	$63,019	$60,415

18.	Geographic Information

Revenue by geography is generally based on the address of the customer as specified in our master subscription agreement. Revenues by geographic area were as follows:

	Year Ended January 31,
(in thousands)	2016	2017	2018
United States	$211,559	$316,309	$428,551
International	38,922	65,150	89,953

Total revenues	$250,481	$381,459	$518,504

No single country other than the United States had revenues greater than 10% of total revenues for the years ended January 31, 2016, 2017 and 2018.

Our property and equipment by geographic area as of January 31, 2017 and 2018 were as follows:

	January 31
(in thousands)	2017	2018
United States	$55,283	$51,023
International	8,396	11,996

Total property and equipment	$63,679	$63,019